INCOME (LOSS) PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2015 CNY (¥) ¥ / shares shares	Sep. 30, 2014 CNY (¥) ¥ / shares shares	Sep. 30, 2013 CNY (¥) ¥ / shares shares
Net income (loss) (numerator), basic and diluted	$ (2,170)	¥ (13,808)	¥ (9,527)	¥ 7,494
Shares (denominator):
Common stock outstanding	22,813,541	22,813,541	22,738,541	22,905,926
Weighted average common stock outstanding used in computing basic income per share	22,794,791	22,794,791	22,743,853	23,259,127
Add: Share options	0	0	0	19,316
Weighted average common stock outstanding used in computing diluted income per share	22,794,791	22,794,791	22,743,853	23,278,443
Net income (loss) per share-basic | (per share)	$ (0.10)	¥ (0.61)	¥ (0.42)	¥ 0.32
Net income (loss) per share-diluted | (per share)	$ (0.10)	¥ (0.61)	¥ (0.42)	¥ 0.32